Commitments and contingent obligations - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017 USD ($)
Other Commitments [Line Items]
Percentage of future minimum revenues utilization	100.00%
Outstanding commitments for installment payments	$ 140,600,000
Operating leases, future minimum payments due	1,401,103,000
Vessels [Member]
Other Commitments [Line Items]
Operating leases, future minimum payments due	$ 1,391,024,000
Operating leases, start year	2018
Operating leases, expiration year	2029
Office Space [Member]
Other Commitments [Line Items]
Operating leases, future minimum payments due	$ 10,079,000
Operating leases, start year	2017
Operating leases, expiration year	2024